MERGER WITH FRONTLINE 2012 (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following represents the calculation of goodwill arising and the allocation of the total purchase price to the estimated fair value and historic cost of assets acquired and fair value of liabilities assumed:

(in thousands of $)
Total purchase price consideration	558,571
Fair value of net assets acquired and liabilities assumed	(333,298)
Goodwill	225,273

(in thousands of $)
Cash and cash equivalents	87,443
Current assets	145,601
Vessels and equipment, net	132,712
Vessels held under capital lease, net	706,219
Favorable newbuilding contracts	16,523
Investment in finance lease, long term portion	41,468
Short-term debt and current portion of long-term debt	(4,004)
Current portion of obligations under capital lease	(96,123)
Other current liabilities	(91,250)
Long-term debt	(52,516)
Obligations under capital lease, long term portion	(453,007)
Other non-current liabilities	(99,768)
Fair value of net assets acquired and liabilities assumed	333,298

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information presents the combined results of operations of the Company and Frontline 2012 as if the Merger had occurred as of the beginning of the years presented. The pro forma financial information is not intended to represent or be indicative of the consolidated results of operations or financial condition of the Company that would have been reported had the acquisition been completed as of the dates presented, and should not be taken as representative of the future consolidated results of operations or financial condition of the Company.

(in thousands $, except per share data)	2015	2014
Total operating revenues	934,670	777,436

Net income (loss) from continuing operations	269,352	(90,672)
Loss from discontinued operations	(131,006)	(51,159)
Net income (loss)	138,346	(141,831)
Net loss attributable to non-controlling interest	30,244	63,214
Net income (loss) attributable to the Company	168,590	(78,617)

Basic and diluted earnings per share;
Basic and diluted earnings (loss) per share attributable to the Company from continuing operations	$2.24	$(0.73)
Basic and diluted (loss) income per share attributable to the Company from discontinued operations	$(0.84)	$0.10
Basic and diluted earnings (loss) per share attributable to the Company	$1.40	$(0.63)

Amounts shown above for basic and diluted earnings per share reflect the 1-for-5 reverse share split in February 2016.

Purchase price consideration [Table Text Block]
The following represents the purchase price calculation (in thousands, total amounts may not recalculate due to rounding) and has not been restated for the 1-for-5 reverse share split:

(Number of shares in thousands)
Total number of Frontline 2012 shares	249,100
Cancellation of treasury shares	(6,792)
Cancellation of shares held by the Company	(13,460)
Number of Frontline 2012 shares qualifying for merger consideration	228,848
Frontline 2012 shares that would be issued to maintain combined company shareholdings (1)	77,794
Total number of Frontline 2012 shares if it was the legal acquirer	306,642

1.
As Frontline 2012 shareholders own approximately 74.6% of the combined company, it is calculated that Frontline 2012 would issue approximately 77,794,000 shares in order to retain a 74.6% shareholding if it was the legal acquirer.

(in thousands of $)
Frontline 2012 shares that would be issued to maintain combined company shareholdings	77,794
Closing Frontline 2012 share price on November 30, 2015	$7.18
Total purchase price consideration	558,571